MATERIAL ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
Dec. 31, 2025
MATERIAL ACCOUNTING POLICIES
Description of lease	short-term leases that have a lease term of 12 months or less
Description of claims	Both entities together hold 1,840 claims comprising the Pebble Project
Remaining interest	80.00%
Percent Owned	20.00%